Financial instruments - Schedule of financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 499,403	$ 442,692
Financial liabilities	431,506	151,105
Net financial position	67,897	291,587
Deferred Royalty Obligation	225,477	0
Trade and other current receivables	30,218	0
Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		5,279
Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		30,375
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,023	3,467
Convertible loans, short-term and long-term
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	93,728	38,406
Convertible loans, derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		73,208
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		221
Income taxes payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,754	149
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets		439,195
Other current assets (excluding prepaid expenses)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,948	3,100
Other long-term assets
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 397